NOTES PAYABLE (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
NOTES PAYABLE
Schedule of notes payables - related parties
	September 30, 2021	December 31, 2020
Convertible Notes Payable with Detached Free-standing Warrants	$1,000,000	$-
Conventional Non-Convertible Notes Payable	11,810	11,810
Unamortized Debt Discount	(771,576)	-
Net Related Party Notes Payable	$240,234	$11,810
Current Portion	(11,810)	(11,810)
Net Long-Term Portion	$228,424	$-

	December 31, 2020	December31, 2019

Convertible Notes Payable	$-	$161,000
Conventional Non-Convertible Notes Payable	11,810	328,423
Notes Payable with Detached Free-standing Warrants	-	280,119
Unamortized Discount	-	(8,656)
Net Related Party Notes Payable	$11,810	$760,886

Schedule of notes payables - non related parties
	September 30, 2021	December 31, 2020
Convertible Notes Payable with Detached Free-standing Warrants	$1,005,000	$-
Convertible Notes Payable	56,683	56,683
Conventional Non-Convertible Notes Payable	42,500	42,500
Notes Payable with Detached Free-standing Warrants	5,000	5,000
Unamortized Debt Discount	(774,850)	-
Net Non-Related Party Notes Payable	$334,333	$104,183
Current Portion	(104,183)	(79,183)
Net Long-Term Portion	$230,150	$25,000

	December 31, 2020	December 31, 2019
Convertible Notes Payable	$56,683	$143,136
Conventional Non-Convertible Notes Payable	42,500	21,438
Notes Payable with Detached Free-standing Warrants	5,000	5,000
Non-Related Party Notes Payable	104,183	167,574
Current Portion	79,183	-
Net Long Term Portion	$25,000	$169,574